OTHER RECEIVABLES	3 Months Ended
Mar. 31, 2023
Receivables [Abstract]
OTHER RECEIVABLES

4. OTHER RECEIVABLES

On March 31, 2023, the Company closed a non-brokered private placement of convertible secured promissory notes in the aggregate principal amount of $1,350,000 for gross proceeds of approximately $1,242,000 (further disclosed in Note 10) and associated Preferred Shares, Series 1 (“Series 1 Shares”). These funds were held in trust at Continental Stock and Transfer Company upon execution of the notes on March 31, 2023, and were released to the Company via wire transfer on Monday, April 3, 2023. On the balance sheet for the three months ended March 31, 2023, the funds are illustrated in Other Receivable – Funds Held in Trust, and subsequently moved to Cash on April 3, 2023, upon receipt of the wire transfer.